Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lessee Operating Lease Liability Maturity [Abstract]
2020	¥ 45,174
2021	40,688
2022	15,285
2023	640
Total undiscounted lease payments	101,787
Less: imputed interest	(16,644)
Total lease liabilities	¥ 85,143	¥ 118,420